CONSOLIDATED STATEMENTS OF INCOME (LOSS) AND COMPREHENSIVE INCOME (LOSS) (Parenthetical) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
COMBINED AND CONSOLIDATED STATEMENTS OF LOSS AND COMPREHENSIVE LOSS
Interest expense on amount due to SINA	$ 0	$ 2,838,000	$ 6,709,000